American Beacon Holland Large Cap Growth Fund
American Beacon Holland Large Cap Growth FundSM
Investment Objective
The Fund primarily seeks long-term growth of capital.
The receipt of dividend income is a secondary consideration.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales discounts if you and your eligible family members invest, or agree to invest in the future, at least $50,000 in the A Class shares of the American Beacon Funds. More information about these and other discounts is available from your financial professional and in “Choosing Your Share Class” on page 35 of the Prospectus and “Additional Purchase and Sale Information for A Class Shares” on page 35 of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees American Beacon Holland Large Cap Growth Fund	A Class		C Class	Y Class	Institutional Class	Investor Class
Maximum sales charge imposed on purchases (as a percentage of offering price)	5.75%		none	none	none	none
Maximum deferred sales charge (as a percentage of the lower of original offering price or redemption proceeds)	0.50%	[1]	1.00%	none	none	none
[1]	A contingent deferred sales charge ('CDSC') of 0.50% will be charged on certain purchases of $1,000,000 or more of A Class shares that are redeemed in whole or part within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Beacon Holland Large Cap Growth Fund	A Class		C Class	Y Class	Institutional Class	Investor Class
Management fees	0.44%		0.44%	0.44%	0.44%	0.44%
Distribution and/or service (12b-1) fees	0.25%		1.00%	none	none	none
Other expenses	0.71%		0.71%	0.53%	0.42%	0.82%
Total annual fund operating expenses	1.40%		2.15%	0.97%	0.86%	1.26%
Fee Waiver and/or expense reimbursement or recoupment of prior waiver/reimbursement	(0.01%)		(0.01%)	0.02%	0.03%	0.01%
Total annual fund operating expenses after fee waiver and/or expense reimbursement or recoupment	1.39%	[1]	2.14%	0.99%	0.89%	1.27%
[1]	The Manager has contractually agreed to reduce and/or reimburse the A Class and C Class of the Fund for Other Expenses through April 30, 2015, to the extent that Total Annual Fund Operating Expenses for the Fund exceed 1.39% for the A Class and 2.14% for the C Class (excluding taxes, brokerage commissions, acquired fund fees and expenses and other extraordinary expenses such as litigation). The contractual expense reimbursement can be changed only with the approval of a majority of the Fund's Board of Trustees. The Manager can be reimbursed by the Fund for any contractual fee waivers or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager's own waiver or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example American Beacon Holland Large Cap Growth Fund (USD $)	1 year	3 years	5 years	10 years
A Class	708	991	1,295	2,156
C Class	317	672	1,153	2,482
Y Class	101	311	538	1,191
Institutional Class	91	277	479	1,064
Investor Class	129	400	692	1,523

Assuming no redemption of shares:
Expense Example, No Redemption (USD $)	1 year	3 years	5 years	10 years
American Beacon Holland Large Cap Growth Fund C Class	217	672	1,153	2,482

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in equity securities of large-capitalization growth companies. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities of large market capitalization companies at the time of purchase.

The Fund considers large market capitalization companies to be companies that have market capitalizations within the market capitalizations of the companies in the Russell 1000® Index at the time of investment. The Russell 1000 Index measures the performance of approximately 1,000 of the largest U.S. companies based on total market capitalization. As of January 31, 2014, the market capitalizations of the companies in the Russell 1000 Index ranged from $922 million to $469.9 billion.

In pursuing its investment objective, the Fund maintains a diversified portfolio of equity securities of companies that the Fund's sub-advisor, Holland Capital Management LLC, regards as high quality companies based on earnings growth faster than the general market, reasonable valuations, strong financial condition, strong management and superior industry positions. Equity securities include common stocks, preferred stocks, securities convertible into common stock, U.S. dollar denominated foreign stock traded on U.S. exchanges, real estate investment trusts (“REITs”) and American Depositary Receipts (“ADRs”). The Fund invests primarily in U.S. companies. The Fund may invest up to 20% of its total assets in securities of foreign issuers that exhibit the growth characteristics mentioned above.

The Fund may also invest cash balances in other investment companies, including money market funds, and may purchase and sell futures contracts to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs.

Principal Risks

There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund. The Fund is not designed for investors who need an assured level of current income and is intended to be a long-term investment. The Fund is not a complete investment program and may not be appropriate for all investors. Investors should carefully consider their own investment goals and risk tolerance before investing in the Fund. The principal risks of investing in the Fund are:

Equity Investments Risk

Equity securities are subject to market risk. The Fund's investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, U.S. dollar-denominated foreign stocks traded on U.S. exchanges, REITs and ADRs. Investing in such securities may expose the Fund to additional risks.

Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities' investment value. REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities.

Foreign Exposure Risk

The Fund may invest in securities issued by foreign companies through ADRs and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. These securities are subject to many of the risks inherent in investing in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular ADR or foreign stock. Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased price volatility, and (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies.

Futures Contracts Risk

Futures contracts are derivative investments pursuant to a contract with a counterparty to pay a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. Futures contracts may experience dramatic price changes (losses) and imperfect correlation between the price of the contract and the underlying security or index which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract). There can be no assurance that any strategy used will succeed.

There may not be a liquid secondary market for the futures contract. When the Fund purchases or sells a futures contract, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Growth Companies Risk

Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, the prices of these stocks may go down, even if earnings showed an absolute increase. Growth company stocks may lack the dividend yield that can cushion stock prices in market downturns. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The Fund's growth style could cause the Fund to underperform funds that use a value or non-growth approach to investing or have a broader investment style.

Investment Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Issuer Risk

The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Large Capitalization Companies Risk

The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Market Events Risk

Turbulence in financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect many issuers worldwide which could adversely affect the Fund.

Market Risk

Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Fund's shares. The Fund's equity investments are subject to stock market risk, which involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. From time to time, certain investments held by the Fund may have limited marketability and may be difficult to sell at favorable times or prices. If the Fund is forced to sell such holdings to meet redemption requests or other cash needs, the Fund may have to sell them at a loss.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including open-end funds and money market funds. To the extent that the Fund invests in shares of other registered investment companies, you will indirectly bear fees and expenses charged by the underlying funds in addition to the Fund's direct fees and expenses and will be subject to the risks associated with investments in those funds.

Securities Selection Risk

Securities selected by the sub-advisor or the Manager for the Fund may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

Fund Performance

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to the Russell 1000® Growth Index, a broad measure of market performance.

The Investor Class, A Class and Institutional Class shares of the Fund have adopted the performance history and financial statements of the Investor Shares, A Shares and Institutional Shares, respectively, of the Fund's predecessor. The performance of the Fund's Investor Class shown in the chart and table below represents the returns achieved by the Investor Shares of the Fund's predecessor from December 31, 2003 to March 23, 2012, and the performance of the Investor Class shares from March 23, 2012 through December 31, 2013. The table also shows the performance of the A Class, Institutional Class, C Class and Y Class shares of the Fund. The performance shown for the A Class and Institutional Class shares of the Fund represents: (1) the returns achieved by the Investor Shares of the Fund's predecessor from December 31, 2003 to February 1, 2010 and March 1, 2010, the inception dates of the predecessor Fund's A Shares and Institutional Shares, respectively; (2) the performance of the predecessor Fund's A Shares and Institutional Shares from inception to March 23, 2012; and (3) the performance of the Fund's A Class and Institutional Class shares from March 23, 2012 through December 31, 2013. Returns shown for the Fund's C Class and Y Class shares represent the returns achieved by the Investor Shares of the predecessor Fund from December 31, 2003 through March 23, 2012 and the performance of the C Class and Y Class shares respectively, from March 23, 2012 through December 31, 2013. In each case, the newer share classes would have had similar annual returns to the predecessor Fund's Investor Shares, A Shares and Institutional Shares because the shares of each class represent investments in the same portfolio securities. However, the older share classes had different expenses than the newer share classes. You may obtain updated performance information on the Fund's website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar year total returns for Investor Class shares Year-By-Year Percentage Returns as of 12/31 of Each Year

Highest Quarterly Return:	17.07%
(1/1/03 through 12/31/13)	(2nd Quarter 2009)
Lowest Quarterly Return:	-21.57%
(1/1/03 through 12/31/13)	(4th Quarter 2008)

Average Annual Total Returns For the periods ended December 31, 2013
Average Annual Returns American Beacon Holland Large Cap Growth Fund		1 Year	5 Years	10 Years	Inception Date
Investor Class	[1]	32.21%	19.44%	7.24%	Apr. 29, 1996
Investor Class After Taxes on Distributions	[1]	29.88%	18.67%	6.77%	Apr. 29, 1996
Investor Class After Taxes on Distributions and Sales	[1]	20.06%	15.95%	5.89%	Apr. 29, 1996
A Class	[1]	24.45%	17.96%	6.58%	Feb. 01, 2010
C Class	[1]	30.04%	19.04%	7.06%	Mar. 23, 2012
Y Class	[1]	32.59%	19.62%	7.32%	Mar. 23, 2012
Institutional Class	[1]	32.73%	19.68%	7.35%	Mar. 01, 2010
Russell 1000® Growth Index	[1]	33.48%	20.39%	7.83%
[1]	After-tax returns are shown only for Investor Class shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account or a 401(k), the after-tax returns do not apply to your situation.